Cover Page	Mar. 13, 2020
Document Information [Line Items]
Document Type	8-K/A
Entity Central Index Key	0000815097
Amendment Flag	true
Amendment Description	Carnival Corporation and Carnival plc (the “Corporation”) filed a Current Report on Form 8-K on March 16, 2020 (the “Original Report”). This amendment (the “Amended Report”) to the Original Report amends and restates Item 7.01 of the Original Report in its entirety to include additional information inadvertently omitted from the Original Report.
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	CARNIVAL CORP
Entity Incorporation, State or Country Code	R1
Entity File Number	1-9610
Entity Tax Identification Number	59-1562976
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	(305)
Local Phone Number	599-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
1.625% Senior Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2021
Trading Symbol	CCL21
Security Exchange Name	NYSE
CARNIVAL PLC
Document Information [Line Items]
Entity Central Index Key	0001125259
Entity Registrant Name	CARNIVAL PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	1-15136
Entity Tax Identification Number	98-0357772
Entity Address, Address Line One	Carnival House
Entity Address, Address Line Two	100 Harbour Parade
Entity Address, City or Town	Southampton
Entity Address, Country	GB
Entity Address, Postal Zip Code	SO15 1ST
City Area Code	011
Local Phone Number	44 23 8065 5000
Title of 12(b) Security	Ordinary Shares each represented by American Depository Shares ($1.66 par value)
Trading Symbol	CUK
Security Exchange Name	NYSE
CARNIVAL PLC | 1.875% Senior Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	1.875% Senior Notes due 2022
Trading Symbol	CUK22
Security Exchange Name	NYSE
CARNIVAL PLC | 1.000% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2029
Trading Symbol	CUK29
Security Exchange Name	NYSE